Divestiture of Subsidiary (Narrative) (Detail) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended
	Apr. 02, 2013	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Apr. 01, 2013	May 31, 2013
Adjusted net sale price		$ 148,900,000	$ 148,871,000		$ 148,871,000
Distribution of dividend from proceeds to stockholders					60,000,000
Supply agreement duration	5 years
Repayments of Lines of Credit				50,500,000	50,500,000
2GIG Sale [Member]
Adjusted net sale price						148,871,000
Outstanding borrowings under revolving credit facility						44,000,000
Distribution of dividend from proceeds to stockholders							60,000,000
2GIG [Member]
Distribution of dividend from proceeds to stockholders							60,000,000
Revolving Credit Facility [Member]
Repayments of Lines of Credit	44,000,000